Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Aug. 10, 2015	Jun. 26, 2015
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 0		$ 0
Investments earned interest	50,692	$ 23
Advertising expenses	$ 222	$ 0
Sweet Lollipop [Member]
Summary of Significant Accounting Policies (Textual)
Ownership Percentage					100.00%
Long Yun Hk [Member]
Summary of Significant Accounting Policies (Textual)
Ownership Percentage				100.00%